Cannabis Growth Fund

Investor Class Shares

(Ticker Symbol: CANNX)

Institutional Class Shares

(Ticker Symbol: CANIX)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated August 25, 2020, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated June 1, 2020.

Re-designation of Institutional Class Shares

Effective immediately, Institutional Class Shares of the Fund are re-designated as Class I Shares. Accordingly, all references to “Institutional Class Shares” in the Prospectus and Statement of Additional Information are replaced with “Class I Shares.” The re-designation will have no effect on the Fund’s current fee structure.

Change to Investment Minimum

Additionally, effective immediately, the investment minimums for the Fund’s Class I Shares are lowered from $100,000 to $2,500 for initial purchases and from $5,000 to $100 for subsequent purchases. All references to investment minimums for the Fund’s Class I Shares in the Prospectus are updated accordingly.

In addition, the following disclosure is added under the “Investment Company Securities” risk disclosure in the SAI:

The Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that if its shares are purchased by another investment company in reliance on the provisions of subparagraph (G) of Section 12(d)(1) of the 1940 Act, the Fund may not acquire any securities of registered open-end investment companies or registered UIT in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

The second non-fundamental policy under the “Investment Restrictions” risk disclosure in the SAI is deleted and replaced with the following:

The Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that if its shares are purchased by another investment company in reliance on the provisions of subparagraph (G) of Section 12(d)(1) of the 1940 Act, the Fund may not acquire any securities of registered open-end investment companies or registered UIT in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act..

Please file this Supplement with your records.